Shareholder Report, Average Annual Return (Details) 415920_Mairs and Power Growth Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Mairs & Power Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mairs & Power Growth Fund
Average Annual Return, Percent	10.54%	11.49%	12.75%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	17.88%	14.42%	14.82%